SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Translation rates) - Hong Kong, Dollars	Sep. 30, 2021	Sep. 30, 2020
Period End [Member]
Intercompany Foreign Currency Balance [Line Items]
Translation rate	0.12843	0.12899
Period Average [Member]
Intercompany Foreign Currency Balance [Line Items]
Translation rate	0.12876	0.12894